Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 8,923	$ 10,516
Due to container investors, net	19,458	21,978
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	13,075	13,226
Prepaid expenses and other current assets	97	189
Accounts payable and accrued expenses	(2,637)	(1,953)
Due from to related party	$ 10,535	$ 11,462